Provisions (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure of other provisions [abstract]
Disclosure of Provision [Table Text Block]
The details of changes in provisions during the year ended March 31, 2018 are as follows:

Particulars	Allowance for sales return(1)		Environmental liability(2)		Legal and others(3)		Total
Balance as at April 1, 2017	Rs.	3,784	Rs.	47	Rs.	725	Rs.	4,556
Provision made during the year		2,960		-		142		3,102
Provision used or reversed during the year		(3,561)		-		(345)		(3,906)
Effect of changes in foreign exchange rates		27		6		-		33
Balance as at March 31, 2018	Rs.	3,210	Rs.	53	Rs.	522	Rs.	3,785
Current	Rs.	3,210	Rs.	-	Rs.	522	Rs.	3,732
Non-current		-		53		-		53
	Rs.	3,210	Rs.	53	Rs.	522	Rs.	3,785

(1)	Provision for sales returns is accounted for by recording a provision based on the Company’s estimate of expected sales returns. See Note 3(l) for the Company’s accounting policy on sales returns.

(2)
As a result of the acquisition of a unit of The Dow Chemical Company in April 2008, the Company assumed a liability for contamination of the Mirfield site acquired of Rs.39 (carrying value Rs.53). The seller is required to indemnify the Company for this liability. Accordingly, a corresponding asset has also been recorded in the statements of financial position.

(3)
Primarily consists of provision recorded towards the potential liability arising out of a litigation relating to cardiovascular and anti-diabetic formulations. Refer to Note 39 (Contingencies) of these consolidated financial statements under “Product and patent related matters - Matters relating to National Pharmaceutical Pricing Authority - Litigation relating to Cardiovascular and Anti-diabetic formulations” for further details.